Related Parties	12 Months Ended
Jul. 01, 2017
Related Party Transactions [Abstract]
Related Parties
RELATED PARTIES
The Stuart Weitzman brand owns approximately 50% of a factory and one of its former employees maintains a partial ownership interest of less than 50% in a factory, both of which are located in Spain, which are involved in the production of Stuart Weitzman inventory. Payments to these two factories represented $27.6 million and $39.2 million in fiscal 2017 and fiscal 2016, respectively. Amounts payable to these factories were not material at July 1, 2017 or July 2, 2016.